Total
Schwab Small-Cap Equity Fund
Schwab® Small-Cap Equity Fund
Investment Objective
The fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Small-Cap Equity Fund Schwab Small-Cap Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Small-Cap Equity Fund Schwab Small-Cap Equity Fund
Management fees	0.81%
Distribution (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	1.09%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | USD ($)	111	347	601	1,329

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in small-cap equity securities. The fund will notify its shareholders at least 60 days before changing this policy. Small-cap equity securities generally are securities with market capitalizations within the universe of the Russell 2000® Index
(the Index) at the time of purchase by the fund. The market capitalization range of the Index was $18 million to $11 billion as of June 26, 2023 (the most recent index reconstitution date), and will change as market conditions change. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the Index.
The fund approaches risk management from the perspective of the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The portfolio managers seek to keep the fund’s volatility similar to that of the Index.
The fund actively selects portfolio securities. To aid its stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 of the largest (by market cap) U.S.-traded stocks. In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.
Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings. As part of the portfolio construction process, the portfolio managers may also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks. For more information on Schwab Equity Ratings, please see the “More About Schwab’s Research” section in the prospectus.
The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers use the portfolio optimization process to seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. The S&P 500 Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000 Index is the fund's additional index and is more representative of the fund's investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 25.89% Q4 2020 Worst Quarter: (33.91%) Q1 2020
Average Annual Total Returns as of 12/31/23
Average Annual Returns - Schwab Small-Cap Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Schwab Small-Cap Equity Fund		19.88%	11.11%	7.62%
After Taxes on Distributions | Schwab Small-Cap Equity Fund		19.77%	9.99%	5.13%
After Taxes on Distributions and Sale of Fund Shares | Schwab Small-Cap Equity Fund		11.84%	8.76%	5.28%
S&P 500 Index	[1]	26.29%	15.69%	12.03%
Russell 2000 Index		16.93%	9.97%	7.16%
[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000 Index to the S&P 500 Index.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.